Convertible Note Receivable and Embedded Derivative - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Apr. 30, 2018 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable total amounts		$ 2,000,000	$ 1,000,000
Prepaid and other current assets		7,799,000	4,789,000
Optera Therapeutics Corp
Accounts, Notes, Loans and Financing Receivable [Line Items]
Derivative asset					$ 200,000
Amortization of note discount	$ 0	60,000.0	200,000
Change in fair value of the embedded derivative	0	100,000	$ 18,000.0
Loss on impairment of property and equipment	$ 0	200,000
Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate			4.00%
Note receivable, converted to equity financing, greater than		$ 20,000,000		$ 20,000,000
Note receivable converted to equity financing, discount		0.20		20
Note receivable total amounts		$ 2,000,000
Prepaid and other current assets		$ 900,000	$ 10,000	$ 0